RESERVE TAX-EXEMPT TRUST
RESERVE NEW YORK TAX-EXEMPT TRUST
RESERVE MUNICIPAL MONEY-MARKET TRUST

Supplement dated July 16, 2007
to Prospectuses and Statements of Additional Information
dated September 28, 2006, as amended October 2, 2006

The Board of Trustees and shareholders of each of the funds listed in the table below (each a "Fund", and collectively the "Funds") have approved their fundamental investment policy to permit investment in a broader range of municipal securities, including private activity bonds, that may result in a shareholder paying the Federal alternative minimum tax ("AMT"). Due to the change in the investment policy of each Fund, such Funds have each changed their name to indicate that Fund investments may produce taxable income to the extent a shareholder is subject to AMT. The following disclosure updates the current Prospectus and Statement of Additional Information for each of the California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund of Reserve Tax-Exempt Trust and the New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust to reflect the change in the names of the Funds.

Current Trust/Fund Name
Reserve Tax-Exempt Trust

•	California Tax-Exempt Fund

•	Connecticut Tax-Exempt Fund

•	Florida Tax-Exempt Fund

•	Massachusetts Tax-Exempt Fund

•	Michigan Tax-Exempt Fund

•	New Jersey Tax-Exempt Fund

•	Ohio Tax-Exempt Fund

•	Pennsylvania Tax-Exempt Fund

•	Virginia Tax-Exempt Fund

Reserve New York Tax-Exempt Trust

•	New York Tax-Exempt Trust

New Trust/Fund Name
Reserve Municipal Money-Market Trust II

•	California Municipal Money-Market Fund

•	Connecticut Municipal Money-Market Fund

•	Florida Municipal Money-Market Fund

•	Massachusetts Municipal Money-Market Fund

•	Michigan Municipal Money-Market Fund

•	New Jersey Municipal Money-Market Fund

•	Ohio Municipal Money-Market Fund

•	Pennsylvania Municipal Money-Market Fund

•	Virginia Municipal Money-Market Fund

Reserve New York Municipal Money-Market Trust

•	New York Municipal Money-Market Fund

The following disclosure reflects the change to each Fund's fundamental investment policy. The Investment Objective of each Fund in each Fund's Prospectus and the Investment Objective and Policies in each Fund's Statement of Additional Information has been revised as follows:

Investment Objectives

The investment objective of the California Municipal Money-Market Fund (formerly California Tax-Exempt Fund), Connecticut Municipal Money-Market Fund (formerly Connecticut Tax-Exempt Fund), Florida Municipal Money-Market Fund (formerly Florida Tax-Exempt Fund), Massachusetts Municipal Money-Market Fund (formerly Massachusetts Tax-Exempt Fund), Michigan Municipal

Money-Market Fund (formerly Michigan Tax-Exempt Fund), New Jersey Municipal Money-Market Fund (formerly New Jersey Tax-Exempt Fund), New York Municipal Money-Market Fund (formerly New York Tax-Exempt Fund), Ohio Municipal Money-Market Fund (formerly Ohio Tax-Exempt Fund), Pennsylvania Municipal Money-Market Fund (formerly Pennsylvania Tax-Exempt Fund) and Virginia Municipal Money-Market Fund (formerly Virginia Tax-Exempt Fund), each referred to as a State Municipal Fund, is to seek as high a level of short-term interest income exempt from Federal income taxes (excluding the Federal alternative minimum tax), and from state and local income, intangible and/or property taxes, if any, as is consistent with preservation of capital and liquidity.

Investment Objective and Policies

The investment objective of each State Municipal Fund is to seek as high a level of short-term interest income exempt from regular Federal income taxes (excluding the Federal alternative minimum tax), and state and local income and/or property taxes, if any, for residents of the state for which the Fund is named as is consistent with preservation of capital and liquidity.

For additional information on the principal investment strategies, principal risks, and performance of each Fund, please refer to the section entitled "About the Funds" in the Prospectus.

Fees & Expenses

The Board of Trustees and shareholders of each fund listed below approved an increase in the management fee by one basis point (.01 of 1%) and the distribution and service fee by five basis points (.05 of 1%) of each applicable fund and each applicable class thereof. In approving the fees, the Board of Trustees and shareholders also approved an amendment to the applicable Investment Management Agreement to exclude from the comprehensive fee the expenses of the services of each fund's compliance officer and independent counsel to the Independent Trustees which will now be paid by the funds. There were no changes in the terms of the Distribution Plans. To reflect the fee changes the data provided below updates the tables for each applicable class in each current Prospectus for each of the California Municipal Money-Market Fund (formerly California Tax-Exempt Fund), Connecticut Municipal Money-Market Fund (formerly Connecticut Tax-Exempt Fund), Florida Municipal Money-Market Fund (formerly Florida Tax-Exempt Fund), Massachusetts Municipal Money-Market Fund (formerly Massachusetts Tax-Exempt Fund), Michigan Municipal Money-Market Fund (formerly Michigan Tax-Exempt Fund), New Jersey Municipal Money-Market Fund (formerly New Jersey Tax-Exempt Fund), Ohio Municipal Money-Market Fund (formerly Ohio Tax-Exempt Fund), Pennsylvania Municipal Money-Market Fund (formerly Pennsylvania Tax-Exempt Fund) and Virginia Municipal Money-Market Fund (formerly Virginia Tax-Exempt Fund) of Reserve Municipal Money-Market Trust II (formerly Reserve Tax-Exempt Trust), the New York Municipal Money-Market Fund (formerly New York Tax-Exempt Fund) of Reserve New York Municipal-Money Market Trust (formerly Reserve New York Tax-Exempt Trust), and each of the Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund of Reserve Municipal Money-Market Trust (each a "Fund") under the section entitled "Fees & Expenses".

Florida Municipal Money-Market Fund and
Minnesota Municipal Money-Market Fund

The following table describes the fees and expenses that you must pay if you buy and hold shares of the funds listed above. The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund. The Annual Fund Operating Expenses are paid out of the Fund's assets, so these expenses affect the value of the Fund's shares.

Current Fees and Expenses

	Class R	Class Treasurer's Trust
Shareholder Fees (Fees paid directly from your investment)
Shareholder Transaction Fees(1)	None	None
Redemption Fees(2)	None	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee(3)	0.81%	0.61%
Distribution and Services (12b-1) Fee	0.25%	None
Other Expenses(4)	0.01%	None
Total Annual Fund Operating Expenses(5)	1.07%	0.61%

(1)  The Fund may charge the following fees to a limited number of shareholders depending on their particular circumstance and services requested: A monthly "Low Balance Fee" (currently $15) may be imposed on Class R and Class Treasurer's Trust accounts with a monthly average account balance of less than $1,000 in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100 for Class R shares and a fee of $100 may be charged on redemption checks for less than $100,000 for Treasurer's Trust shares. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

(2)  Certain shareholders may also be subject to a fee for certain below-minimum redemptions by wire or check.

(3)  The Fund pays a "Comprehensive Management Fee" that includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses. For the fiscal year ended May 31, 2006, the investment adviser reimbursed the Funds for the following percentages of the respective Fund's average daily net assets: 0.01% for the Florida Municipal Money-Market Fund, and 0.07% for the Minnesota Municipal Money-Market Fund. After the waiver, the management fees would be the following percentages of the respective Fund's average daily net assets: 0.80% for the Florida Municipal Money-Market Fund and 0.74% for the Minnesota Municipal Money-Market Fund.

(4)  Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of the independent counsel of the Independent Trustees.

(5)  After the reimbursement, the Total Annual Fund Operating Expenses were the following percentages of the respective Fund's average daily net assets: 1.06% for the Florida Municipal Money-Market Fund and 1.00% for the Minnesota Municipal Money-Market Fund.

Expense Example

This example is intended to help you compute the cost of investing in the class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and the class returns 5% annually. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Florida Municipal Money-Market Fund & Minnesota Municipal Money-Market Fund Class R	$109.68	$342.03	$592.89	$1,310.88
Minnesota Municipal Money-Market Fund Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86

New York Municipal Money-Market Fund

The following table describes the fees and expenses that you must pay if you buy and hold shares of the fund listed above. The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund. The Annual Fund Operating Expenses are paid out of the Fund's assets, so these expenses affect the value of the Fund's shares.

Current Fees and Expenses

	Class Treasurer's Trust	Class R
Shareholder Fees (Fees paid directly from your investment)
Shareholder Transaction Fees(1)	None	None
Redemption Fees(2)	None	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee(3)	0.61%	0.81%
Distribution and Service (12b-1 fee)	None	0.25%
Other Expenses(4)	None	None
Total Annual Fund Operating Expenses	0.61%	1.06%

(1)  The Fund may charge a "Low Balance Fee" (currently $15) on accounts with a monthly average balance of less than $1,000 in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100 for Class R shares and a fee of $100 may be charged on redemption checks for less than $100,000 for Class Treasurer's Trust shares. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged.

(2)  Certain shareholders may also be subject to a fee for certain below-minimum redemptions by wire or check.

(3)  The Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expense of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses.

(4)  Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of the independent counsel of the Independent Trustees. It is estimated that these expenses will generally be less than 0.005%.

Expense Example

This example is intended to help you compute the cost of investing in the class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and the class returns 5% annually. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
New York Municipal Money-Market Fund Class R	$108.65	$338.87	$587.47	$1,299.24
New York Municipal Money-Market Fund Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86

Arizona Municipal Money-Market Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund and Virginia Municipal Money-Market Fund

The following table describes the fees and expenses that you must pay if you buy and hold shares of the funds listed above. Each Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in any Fund. The Annual Fund Operating Expenses are paid out of each Fund's assets, so these expenses affect the value of the Fund's shares.

Current Fees and Expenses

	Class R	Class Treasurer's Trust
Shareholder Fees (Fees paid directly from your investment)
Shareholder Transaction Fees(1)	None	None
Redemption Fees(1)	None	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee(2)	0.81%	0.61%
Distribution and Services (12b-1) Fee	0.25%	None
Other Expenses(3)	0.00%	None
Total Annual Fund Operating Expenses(4)	1.06%	0.61%

(1)  The Funds may charge the following fees to a limited number of shareholders depending on their particular circumstance and services requested: A monthly "Low Balance Fee" (currently $15) may be imposed on Class R and Class Treasurer's Trust accounts with a monthly average account balance of less than $1,000, in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100 for Class R shares. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

(2)  Each Fund pays a "Comprehensive Management Fee" that includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses. For the fiscal year ended May 31, 2006, the investment adviser reimbursed the Funds for the following percentages of the respective Fund's Class R average daily net assets: 0.01% for the Connecticut Municipal Money-Market Fund, 0.01% for the Michigan Municipal Money-Market Fund, 0.01% for the Pennsylvania Municipal Money-Market Fund, 0.09% for the Virginia Municipal Money-Market Fund, 0.08% for the Arizona Municipal Money-Market Fund and 0.47% for the Louisiana Municipal Money-Market Fund. After the waiver, the management fees would be the following percentages of the respective Fund's Class R average daily net assets: 0.80% for the Connecticut Municipal Money-Market Fund, 0.80% for the Florida Municipal Money-Market Fund, 0.80% for the Michigan Municipal Money-Market Fund, 0.80% for the Pennsylvania Municipal Money-Market Fund, 0.72% for the Virginia Municipal Money-Market Fund, 0.73% for the Arizona Municipal Money-Market Fund and 0.34% for the Louisiana Municipal Money-Market Fund.

(3)  Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of the independent counsel of the Independent Trustees. It is estimated that these expenses will generally be less than 0.005%.

(4)  After the reimbursement, the Total Annual Fund Operating Expenses were the following percentages of the respective Fund's Class R average daily net assets: 1.05% for the Connecticut Municipal Money-Market Fund, 1.05% for the Michigan Municipal Money-Market Fund, 1.05% for the Pennsylvania Municipal Money-Market Fund, 0.97% for the Virginia Municipal Money-Market Fund, 0.98% for the Arizona Municipal Money-Market Fund and 0.59% for the Louisiana Municipal Money-Market Fund.

Expense Example

This example is intended to help you compute the cost of investing in the class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and the class returns 5% annually. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Louisiana Municipal Money-Market Fund Class R	$107.63	$335.71	$582.04	$1,287.60
California Municipal Money-Market Fund, Connecticut Municipal Money- Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund, Virginia Municipal Money-Market Fund, Arizona Municipal Money-Market Fund Class R	$108.65	$338.87	$587.47	$1,299.24
Massachusetts Municipal Money-Market Fund Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86

The fee increases are also applicable to the sections in each Fund's Statement of Additional Information concerning each Investment Management Agreement and the Distribution Plans. In addition, the section concerning the Investment Management Agreements in each Fund's Statement of Additional Information is revised, in part, to reflect the changes in these agreements as follows:

Investment Management Agreement

The Trusts, on behalf of each of the Funds, have entered into Investment Management Agreements with the Adviser (each a "Management Agreement") which provide for a comprehensive management fee structure. Under each Management Agreement, RMCI manages the respective Fund's investments in accordance with its investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of each Management Agreement, RMCI is paid a comprehensive management fee (the "Management Fee"), which includes the advisory fee, all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the administrative and customary operating expenses for Funds are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of independent counsel of the Independent Trustees.

Shareholders should retain this Supplement for future reference.